Acquisitions & Divestitures - Acquisitions Narrative (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Millions				7 Months Ended	12 Months Ended
	Feb. 27, 2025 USD ($) $ / shares shares	Jul. 01, 2024 USD ($)	Jul. 01, 2024 EUR (€)	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) acquisition	Dec. 31, 2024 USD ($) acquisition	Dec. 31, 2023 USD ($) acquisition
Acquisitions
Goodwill					$ 67,717	$ 60,706	$ 60,178
Software
Acquisitions
Goodwill					52,987	47,136	46,447
Consulting
Acquisitions
Goodwill					10,341	9,206	8,883
Infrastructure
Acquisitions
Goodwill					$ 4,389	$ 4,363	$ 4,384
Acquisitions 2025, 2024, and 2023
Acquisitions
Percentage of business acquired (as a percent)					100.00%	100.00%	100.00%
2025 Acquisitions
Acquisitions
Aggregate acquisitions cost					$ 9,346
2025 Acquisitions | Software
Acquisitions
Number of acquisitions | acquisition					6
2025 Acquisitions | Consulting
Acquisitions
Number of acquisitions | acquisition					4
HashiCorp, Inc. (HashiCorp)
Acquisitions
Aggregate acquisitions cost	$ 7,433
Business acquisition, cash per share (in dollars per share) | $ / shares	$ 35
Cash consideration	$ 7,390
Goodwill					$ 4,684
Weighted average useful life	9 years 9 months 18 days
Estimated percent of goodwill deductible for tax purposes	0.00%
Stock awards issued (in shares) | shares	1.7
Stock awards fair value	$ 381
HashiCorp, Inc. (HashiCorp) | Common Stock
Acquisitions
Cash consideration	7,212
HashiCorp, Inc. (HashiCorp) | Software
Acquisitions
Goodwill	4,540
HashiCorp, Inc. (HashiCorp) | Consulting
Acquisitions
Goodwill	$ 144
Other Acquisitions 2025
Acquisitions
Goodwill					$ 1,254
Weighted average useful life					6 years 7 months 6 days
Estimated percent of goodwill deductible for tax purposes					3.00%
Other Acquisitions 2025 | Software
Acquisitions
Goodwill					$ 473
Other Acquisitions 2025 | Consulting
Acquisitions
Goodwill					781
Confluent | Forecast
Acquisitions
Aggregate acquisitions cost				$ 11,000
Business acquisition, cash per share (in dollars per share) | $ / shares				$ 31
2024 Acquisitions
Acquisitions
Aggregate acquisitions cost						$ 3,530
2024 Acquisitions | Software
Acquisitions
Number of acquisitions | acquisition						7
2024 Acquisitions | Consulting
Acquisitions
Number of acquisitions | acquisition						4
StreamSets and webMethods
Acquisitions
Aggregate acquisitions cost		$ 2,300	€ 2,130
Goodwill					1,074
Weighted average useful life		7 years	7 years
Estimated percent of goodwill deductible for tax purposes		56.00%	56.00%
StreamSets and webMethods | Software
Acquisitions
Goodwill		$ 1,074
Other Acquisitions 2024
Acquisitions
Goodwill					894
Weighted average useful life						6 years 8 months 12 days
Estimated percent of goodwill deductible for tax purposes						5.00%
Other Acquisitions 2024 | Software
Acquisitions
Goodwill						$ 423
Other Acquisitions 2024 | Consulting
Acquisitions
Goodwill						463
Other Acquisitions 2024 | Infrastructure
Acquisitions
Goodwill						8
2023 Acquisitions
Acquisitions
Aggregate acquisitions cost							$ 5,197
2023 Acquisitions | Software
Acquisitions
Number of acquisitions | acquisition							7
2023 Acquisitions | Consulting
Acquisitions
Number of acquisitions | acquisition							2
Apptio, Inc.
Acquisitions
Goodwill						$ 3,501
Weighted average useful life						8 years 8 months 12 days
Estimated percent of goodwill deductible for tax purposes							1.00%
Apptio, Inc. | Software
Acquisitions
Goodwill					3,134
Apptio, Inc. | Consulting
Acquisitions
Goodwill					$ 367
Other Acquisitions 2023
Acquisitions
Goodwill						$ 382
Weighted average useful life							6 years 7 months 6 days
Estimated percent of goodwill deductible for tax purposes							0.00%
Other Acquisitions 2023 | Software
Acquisitions
Goodwill							$ 341
Other Acquisitions 2023 | Consulting
Acquisitions
Goodwill							30
Other Acquisitions 2023 | Infrastructure
Acquisitions
Goodwill							$ 11